PROPERTY, PLANT AND EQUIPMENT, NET - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 5,058
Depreciation during the year	456	$ 644	$ 3,044
Ending Balance	3,730	5,058
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	16,071	15,636
Additions during the year	156	581
Disposals	(636)
Deconsolidation of Oranim	(1,003)
Foreign currency translation	164	(146)
Ending Balance	14,752	16,071	15,636
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	11,013	10,415
Depreciation during the year	456
Disposals	(305)
Deconsolidation of Oranim	(220)	644
Foreign currency translation	78	(46)
Ending Balance	11,022	11,013	10,415
Building and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,598
Ending Balance	2,826	3,598
Building and improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	9,899	9,549
Additions during the year	4	387
Disposals	(411)
Deconsolidation of Oranim	(523)
Foreign currency translation	130	(37)
Ending Balance	9,099	9,899	9,549
Building and improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,301	6,093
Depreciation during the year	186
Disposals	(147)
Deconsolidation of Oranim	(100)	218
Foreign currency translation	33	(10)
Ending Balance	6,273	6,301	6,093
Equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	947
Ending Balance	828	947
Equipment and furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,739	4,706
Additions during the year	101	41
Disposals	(17)
Deconsolidation of Oranim	(173)
Foreign currency translation	41	(8)
Ending Balance	4,691	4,739	4,706
Equipment and furniture [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,792	3,657
Depreciation during the year	116
Disposals	(8)
Deconsolidation of Oranim	(53)	135
Foreign currency translation	16	0
Ending Balance	3,863	3,792	3,657
Computer, software and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	204
Ending Balance	76	204
Computer, software and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	922	931
Additions during the year	0	66
Disposals	(11)
Deconsolidation of Oranim	(30)
Foreign currency translation	39	(75)
Ending Balance	920	922	931
Computer, software and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	718	533
Depreciation during the year	101
Disposals	(10)
Deconsolidation of Oranim	(17)	215
Foreign currency translation	52	(30)
Ending Balance	844	718	533
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	309
Ending Balance	0	309
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	511	450
Additions during the year	51	87
Disposals	(197)
Deconsolidation of Oranim	(277)
Foreign currency translation	(46)	(26)
Ending Balance	42	511	450
Vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	202	132
Depreciation during the year	53
Disposals	(140)
Deconsolidation of Oranim	(50)	76
Foreign currency translation	(23)	(6)
Ending Balance	$ 42	$ 202	$ 132